Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of components and classification of stock-based compensation expense

As there were no outstanding, unvested equity awards prior to 2011, no stock-based compensation expense was recorded in prior periods.

	2012	2011
Stock options	$9,763	$5,161
Restricted stock	8,918	4,075

Total stock-based compensation expense	$18,681	$9,236

Salaries and employee benefits	$17,384	$7,856
Other expense	1,297	1,380

Total stock-based compensation expense	$18,681	$9,236

Summary of estimated future stock-based compensation expense

Estimated future stock-based compensation expense is as follows at December 31, 2012:

Years ending December 31,	Expense related to stock options	Expense related to restricted stock	Total expense
2013	$83	$4,846	$4,929
2014	—	1,541	1,541
2015	—	101	101

	$83	$6,488	$6,571

Summary of stock option activity

A summary of the stock option activity for the years ended December 31, 2012 and 2011 is as follows:

	2012		2011
	Shares	Weighted Average Exercise Price Per Share	Shares	Weighted Average Exercise Price Per Share
Balance, January 1,	2,236	$20.00	—	$—
Granted	657	27.17	2,236	20.00

Exercised	—	—	—	—
Expired or forfeited	3	276.34	—	—

Balance, December 31,	2,890	$21.39	2,236	$20.00

Summary of options outstanding

Options outstanding at December 31, 2012 were as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Number	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Number	Weighted Average Exercise Price
$ - $20.00	2,864	7.42 years	$20.00	2,550	$20.00
28.44 - 2,026.00	26	3.65 years	174.50	25	178.71

$20.00 - $2,026.00	2,890	7.39 years	$21.39	2,575	$21.55

Options outstanding at December 31, 2011 were as follows:

	Outstanding Options			Options Exercisable
Exercise Prices	Number	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price Per Share	Number	Weighted Average Exercise Price
$20.00	2,236	8.00 years	$20.00	1,118	$20.00

Summary of restricted stock awards

A summary of the restricted stock activity is as follows:

	2012		2011
	Shares	Weighted Average Grant-Date Fair Value Per Share	Shares	Weighted Average Grant-Date Fair Value Per Share
Balance, January 1,	967	$13.26	—	$—
Granted	307	18.01	1,030	13.49
Vested	62	17.00	63	17.00
Expired or forfeited	—	—	—	—

Balance, December 31,	1,212	$14.27	967	$13.26

Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of weighted average assumptions to compute the grant-date fair value of options

The following table summarizes the weighted average assumptions used to compute the grant-date fair value of options granted during the years ended December 31,

	2012	2011
Dividend yield	0.00%	0.00%
Risk-free interest rate	0.91%	1.87%
Expected option life	5.25 years	5 years
Volatility	45%	33%
Weighted average grant-date fair value of options granted	$8.05	$4.41

Restricted stock awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of weighted average assumptions to compute the grant-date fair value of options

The following table summarizes the weighted average assumptions used to compute the grant-date fair value of restricted stock awards granted during the years ended December 31, 2012 and 2011.

	2012	2011
Grant date fair value of shares	$19.84	$17.00
Risk-free interest rate	Forward Treasury Curve	Forward Treasury Curve
Market risk premium	0.00%	0.00%
Volatility (for 2011 year 1, year 2, year 3 and after 3 years, respectively)	45%	21% /24% /31% /32.5%
Annual forfeiture estimate	0.00%	0.00%
Weighted average grant-date fair value of restricted stock awards granted	$18.01	$13.49